Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANNING & NAPIER FUND, INC /NY/
Prospectus Date	rr_ProspectusDate	Aug. 03, 2015
Document Creation Date	dei_DocumentCreationDate	Jul. 31, 2015